Stockholders' Equity (Details Textual 2) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Stockholders Equity Note [Line Items]
Common stock, shares issued	2,620,033		2,620,033		22,966,668	1,450,963
Employee Stock Option [Member]
Stockholders Equity Note [Line Items]
Unrecognized compensation expense	$ 234,974		$ 234,974		$ 527,271
Unrecognized compensation expense, term			2 years 7 months 10 days
Number of shares outstanding	292,683		292,683		262,683	112,085	85,625
Omnibus Incentive Plan [Member]
Stockholders Equity Note [Line Items]
Common stock, shares issued	780,000		780,000		7,800,000
Percentage of fully diluted shares of common stock			8.00%		8.00%
Legacy plan, description			Under the Legacy Plan and/or are subject to outstanding stock options granted under the Legacy Plan, and a total of 122,698 shares of common stock have been issued under the 2017 Plan and/or are subject to outstanding stock options granted under the 2017 Plan. In addition, 120,000 PSU's have been issued under the 2017 Plan leaving a potential 367,317 shares of common stock available for issuance under the 2017 Plan if all such options under the Legacy Plan were exercised and no new grants are made under the Legacy Plan.
Shares issued for services, shares			169,985		1,699,850
Performance Stock Units [Member]
Stockholders Equity Note [Line Items]
Fully diluted market capitalization amount			$ 500,000,000
Recognized expense related to the PSUs	$ 60,177	$ 0	183,205	$ 0		$ 0
Unrecognized compensation expense	$ 342,936	$ 0	$ 342,936	$ 0	$ 526,140
Unrecognized compensation expense, term			2 years 5 months 20 days
Number of shares outstanding	120,000		120,000		120,000